Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 7,332	$ 46,140	$ 14,664	$ 93,384	$ 145,674	$ 199,611
Sublease income		(52,542)		(105,084)	(117,084)	(204,324)
Total lease (income) cost	$ 7,332	$ (6,402)	$ 14,664	$ (11,700)	$ 28,590	$ (4,713)